Schedule of Investments (unaudited) May 31, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.0%
Harris Corp.	2,030	$379,996
Huntington Ingalls Industries Inc.	2,272	466,033
L3 Technologies Inc.	2,570	622,094
Raytheon Co.	7,164	1,250,118
Spirit AeroSystems Holdings Inc., Class A	2,739	221,968
TransDigm Group Inc.(a)	489	215,624
United Technologies Corp.	10,032	1,267,042

		4,422,875

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	2,747	218,743
Expeditors International of Washington Inc.	9,505	661,453
United Parcel Service Inc., Class B	7,204	669,396

		1,549,592

Airlines — 0.1%
Delta Air Lines Inc.	4,110	211,665

Auto Components — 0.1%
Aptiv PLC	3,088	197,756

Automobiles — 0.2%
Ford Motor Co.	22,697	216,075
Tesla Inc.(a)(b)	1,573	291,257

		507,332

Banks — 4.8%
Bank of America Corp.	83,463	2,220,116
BB&T Corp.	10,315	482,226
Citigroup Inc.	21,144	1,314,099
Citizens Financial Group Inc.	6,548	213,334
Comerica Inc.	5,362	369,013
JPMorgan Chase & Co.	28,927	3,065,105
KeyCorp.	26,069	416,322
People’s United Financial Inc.	26,357	405,107
PNC Financial Services Group Inc. (The)	6,638	844,752
SVB Financial Group(a)	980	197,372
U.S. Bancorp.	9,473	475,545
Zions Bancorp. N.A.	8,319	358,299

		10,361,290

Beverages — 2.2%
Coca-Cola Co. (The)	40,757	2,002,391
Constellation Brands Inc., Class A	1,101	194,272
Molson Coors Brewing Co., Class B	6,431	353,576
PepsiCo Inc.	18,088	2,315,264

		4,865,503

Biotechnology — 2.4%
AbbVie Inc.	13,944	1,069,644
Amgen Inc.	7,377	1,229,746
Biogen Inc.(a)	2,506	549,541
Celgene Corp.(a)	6,795	637,303
Gilead Sciences Inc.	17,958	1,117,886
Vertex Pharmaceuticals Inc.(a)	3,913	650,262

		5,254,382

Building Products — 0.8%
Allegion PLC	2,682	260,288
Fortune Brands Home & Security Inc.	4,280	205,697
Johnson Controls International PLC	23,011	886,383
Lennox International Inc.	907	239,548

Security	Shares	Value
Building Products (continued)
Owens Corning	4,770	$231,202

		1,823,118

Capital Markets — 3.3%
Ameriprise Financial Inc.	1,737	240,105
Bank of New York Mellon Corp. (The)	16,533	705,794
BlackRock Inc.(c)	2,207	917,141
Charles Schwab Corp. (The)	5,567	231,643
CME Group Inc.	3,340	641,681
FactSet Research Systems Inc.	1,567	435,939
Franklin Resources Inc.	8,142	259,078
Goldman Sachs Group Inc. (The)	3,268	596,377
Intercontinental Exchange Inc.	4,816	395,923
Invesco Ltd.	11,796	230,494
Moody’s Corp.	2,203	402,885
Morgan Stanley	15,737	640,339
Northern Trust Corp.	7,387	631,736
S&P Global Inc.	1,462	312,693
State Street Corp.	5,341	295,090
T Rowe Price Group Inc.	2,163	218,766

		7,155,684

Chemicals — 2.4%
Axalta Coating Systems Ltd.(a)	15,382	361,631
Dow Inc.(a)	7,745	362,156
DowDuPont Inc.	23,987	732,083
Ecolab Inc.	9,454	1,740,387
International Flavors & Fragrances Inc.	3,291	445,667
Linde PLC	4,828	871,696
Mosaic Co. (The)	12,913	277,242
PPG Industries Inc.	2,016	210,974
Sherwin-Williams Co. (The)	601	252,090

		5,253,926

Commercial Services & Supplies — 0.1%
Copart Inc.(a)(b)	3,395	242,675

Communications Equipment — 1.2%
Cisco Systems Inc.	42,077	2,189,266
Motorola Solutions Inc.	3,265	489,587

		2,678,853

Construction & Engineering — 0.1%
Fluor Corp.	7,721	214,026

Consumer Finance — 0.8%
Ally Financial Inc.	16,453	474,998
American Express Co.	11,804	1,354,037

		1,829,035

Containers & Packaging — 0.2%
Ball Corp.	6,913	424,389

Diversified Financial Services — 0.9%
AXA Equitable Holdings Inc.	10,564	217,090
Berkshire Hathaway Inc., Class B(a)	8,448	1,667,804

		1,884,894

Diversified Telecommunication Services — 1.8%
AT&T Inc.	57,493	1,758,136
CenturyLink Inc.	21,388	223,505
Verizon Communications Inc.	36,118	1,963,013

		3,944,654

Electric Utilities — 2.4%
American Electric Power Co. Inc.	4,084	351,714

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	2,351	$228,212
Eversource Energy	7,135	526,848
Exelon Corp.	16,798	807,648
NextEra Energy Inc.	9,095	1,802,720
Southern Co. (The)	13,670	731,345
Xcel Energy Inc.	11,527	660,958

		5,109,445

Electrical Equipment — 0.1%
Rockwell Automation Inc.	1,397	207,943

Electronic Equipment, Instruments & Components — 0.8%
Corning Inc.	9,267	267,260
Keysight Technologies Inc.(a)	5,361	402,772
TE Connectivity Ltd.	6,112	514,814
Trimble Inc.(a)	11,377	453,942

		1,638,788

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	20,830	445,970
National Oilwell Varco Inc.	10,474	218,383
Schlumberger Ltd.	7,202	249,838
TechnipFMC PLC	16,964	352,851

		1,267,042

Entertainment — 1.8%
Activision Blizzard Inc.	4,817	208,913
Electronic Arts Inc.(a)	2,301	214,177
Netflix Inc.(a)	3,940	1,352,523
Walt Disney Co. (The)	16,687	2,203,352

		3,978,965

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	4,659	972,659
Boston Properties Inc.	4,474	585,333
Digital Realty Trust Inc.	2,454	288,885
Equinix Inc.	1,264	614,039
Equity Residential	5,178	396,479
HCP Inc.	11,740	372,275
Host Hotels & Resorts Inc.	12,124	219,566
Iron Mountain Inc.	12,658	387,968
Liberty Property Trust	12,955	614,974
Prologis Inc.	12,610	928,979
SBA Communications Corp.(a)	1,518	328,510
Simon Property Group Inc.	2,277	369,079
UDR Inc.	9,508	425,768
Weyerhaeuser Co.	19,747	450,232

		6,954,746

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	3,445	825,353
Kroger Co. (The)	12,343	281,544
Sysco Corp.	5,577	383,809
Walgreens Boots Alliance Inc.	6,943	342,568

		1,833,274

Food Products — 1.8%
Archer-Daniels-Midland Co.	7,252	277,897
Bunge Ltd.	8,840	462,244
Campbell Soup Co.	6,387	231,912
Conagra Brands Inc.	7,827	209,529
General Mills Inc.	10,823	535,089
Hormel Foods Corp.	5,719	225,843
Kellogg Co.	9,983	524,706
Kraft Heinz Co. (The)	9,192	254,159

Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings Inc.	3,406	$201,805
McCormick & Co. Inc./MD, NVS	2,819	439,877
Mondelez International Inc., Class A	12,519	636,591

		3,999,652

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	9,979	759,701
ABIOMED Inc.(a)	869	227,609
Align Technology Inc.(a)	959	272,692
Becton Dickinson and Co.	2,926	683,045
Cooper Companies Inc. (The)	781	232,574
Danaher Corp.	3,019	398,538
DENTSPLY SIRONA Inc.	5,334	287,343
DexCom Inc.(a)	1,907	231,319
Edwards Lifesciences Corp.(a)	3,499	597,279
IDEXX Laboratories Inc.(a)	1,971	492,297
Intuitive Surgical Inc.(a)	463	215,226
Medtronic PLC	8,859	820,166
ResMed Inc.	5,068	578,360
Steris PLC(a)	1,703	227,657

		6,023,806

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	2,935	228,519
Anthem Inc.	1,116	310,226
Cardinal Health Inc.	8,730	367,271
Centene Corp.(a)	4,096	236,544
Cigna Corp.(a)	4,548	673,195
CVS Health Corp.	13,365	699,925
DaVita Inc.(a)	4,555	197,778
HCA Healthcare Inc.	3,357	406,063
Henry Schein Inc.(a)	7,567	487,769
Humana Inc.	1,063	260,286
Laboratory Corp. of America Holdings(a)	1,417	230,418
Quest Diagnostics Inc.	4,954	475,138
UnitedHealth Group Inc.	7,605	1,838,889

		6,412,021

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill Inc.(a)	321	211,850
Hilton Worldwide Holdings Inc.	6,041	540,307
Marriott International Inc./MD, Class A	1,924	240,192
McDonald’s Corp.	5,546	1,099,606
MGM Resorts International	8,586	213,105
Royal Caribbean Cruises Ltd.	1,811	220,507
Starbucks Corp.	11,632	884,730
Vail Resorts Inc.	1,190	255,981

		3,666,278

Household Durables — 0.2%
Mohawk Industries Inc.(a)	1,917	259,849
Newell Brands Inc.	14,657	196,697

		456,546

Household Products — 2.1%
Clorox Co. (The)	3,260	485,120
Colgate-Palmolive Co.	11,985	834,396
Kimberly-Clark Corp.	5,284	675,771
Procter & Gamble Co. (The)	25,475	2,621,632

		4,616,919

Industrial Conglomerates — 2.1%
3M Co.	9,358	1,494,941
General Electric Co.	87,942	830,172

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates (continued)
Honeywell International Inc.	12,700	$2,086,737
Roper Technologies Inc.	742	255,189

		4,667,039

Insurance — 2.4%
Allstate Corp. (The)	5,431	518,715
American International Group Inc.	8,163	416,884
Chubb Ltd.	3,666	535,493
Lincoln National Corp.	4,475	266,039
Marsh & McLennan Companies Inc.	9,532	911,259
Principal Financial Group Inc.	4,102	211,540
Progressive Corp. (The)	6,643	526,657
Prudential Financial Inc.	6,914	638,715
Travelers Companies Inc. (The)	6,025	877,059
Willis Towers Watson PLC	1,279	224,465

		5,126,826

Interactive Media & Services — 4.8%
Alphabet Inc., Class A(a)	3,117	3,448,960
Alphabet Inc., Class C, NVS(a)	2,773	3,060,366
Facebook Inc., Class A(a)	21,481	3,812,233
Twitter Inc.(a)	5,943	216,563

		10,538,122

Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.(a)	3,670	6,514,507
Booking Holdings Inc.(a)	408	675,738
eBay Inc.	6,107	219,425
MercadoLibre Inc.(a)	427	243,612
Wayfair Inc., Class A(a)	1,536	221,199

		7,874,481

IT Services — 5.3%
Accenture PLC, Class A	10,329	1,839,285
Automatic Data Processing Inc.	5,157	825,739
Cognizant Technology Solutions Corp., Class A	5,401	334,484
DXC Technology Co.	3,950	187,783
International Business Machines Corp.	11,509	1,461,528
Jack Henry & Associates Inc.	1,684	220,974
Mastercard Inc., Class A	8,609	2,165,077
PayPal Holdings Inc.(a)	10,297	1,130,096
Square Inc., Class A(a)	3,428	212,365
Twilio Inc., Class A(a)	1,616	213,296
Visa Inc., Class A	16,846	2,717,765
Western Union Co. (The)	13,085	253,849

		11,562,241

Leisure Products — 0.1%
Hasbro Inc.	3,159	300,547

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	10,998	737,416
Illumina Inc.(a)	900	276,219
IQVIA Holdings Inc.(a)	2,982	405,105
Mettler-Toledo International Inc.(a)	528	381,791
Thermo Fisher Scientific Inc.	2,366	631,675
Waters Corp.(a)(b)	2,184	438,350

		2,870,556

Machinery — 1.9%
Caterpillar Inc.	7,062	846,098
Cummins Inc.	3,746	564,747
Deere & Co.	3,242	454,431
Flowserve Corp.	4,450	206,703
Illinois Tool Works Inc.	3,577	499,492

Security	Shares	Value
Machinery (continued)
Ingersoll-Rand PLC	5,284	$625,309
Parker-Hannifin Corp.	1,651	251,480
Xylem Inc./NY	8,358	620,331

		4,068,591

Media — 1.4%
Charter Communications Inc., Class A(a)	1,254	472,507
Comcast Corp., Class A	37,072	1,519,952
Discovery Inc., Class C, NVS(a)	9,608	246,349
Liberty Global PLC, Class C, NVS(a)	16,198	392,640
Omnicom Group Inc.	4,733	366,145

		2,997,593

Metals & Mining — 0.3%
Newmont Goldcorp Corp.	11,190	370,277
Nucor Corp.	4,140	198,720

		568,997

Multi-Utilities — 1.3%
CMS Energy Corp.	12,946	726,400
Consolidated Edison Inc.	7,185	620,066
Dominion Energy Inc.	6,929	520,922
Public Service Enterprise Group Inc.	4,898	287,806
Sempra Energy	5,258	691,164

		2,846,358

Multiline Retail — 0.5%
Macy’s Inc.	10,594	217,919
Nordstrom Inc.	6,168	193,058
Target Corp.	7,000	563,150

		974,127

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	3,131	220,328
Cheniere Energy Inc.(a)	3,799	240,021
Chevron Corp.	15,030	1,711,165
ConocoPhillips	19,091	1,125,605
Devon Energy Corp.	7,355	185,052
Exxon Mobil Corp.	35,036	2,479,498
Hess Corp.	7,142	398,952
Kinder Morgan Inc./DE	12,848	256,318
Marathon Oil Corp.	14,498	190,649
Marathon Petroleum Corp.	4,306	198,033
Noble Energy Inc.	9,298	198,977
Occidental Petroleum Corp.	5,332	265,374
ONEOK Inc.	7,760	493,691
Phillips 66	5,114	413,211
Pioneer Natural Resources Co.	1,468	208,397
Valero Energy Corp.	3,594	253,018
Williams Companies Inc. (The)	8,244	217,477

		9,055,766

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	1,711	275,522

Pharmaceuticals — 4.5%
Allergan PLC	2,131	259,790
Bristol-Myers Squibb Co.	17,300	784,901
Elanco Animal Health Inc.(a)	6,902	215,895
Eli Lilly & Co.	9,946	1,153,139
Jazz Pharmaceuticals PLC(a)	1,634	205,149
Johnson & Johnson	23,345	3,061,697
Merck & Co. Inc.	26,662	2,111,897
Pfizer Inc.	34,322	1,425,049

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis Inc.	6,427	$649,448

		9,866,965

Professional Services — 0.5%
IHS Markit Ltd.(a)	14,096	808,969
ManpowerGroup Inc.	2,867	245,186

		1,054,155

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	13,212	603,789
Jones Lang LaSalle Inc.	1,674	208,329

		812,118

Road & Rail — 1.2%
CSX Corp.	7,386	550,035
Kansas City Southern	3,506	397,160
Norfolk Southern Corp.	3,272	638,498
Union Pacific Corp.	5,832	972,661

		2,558,354

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices Inc.(a)	8,715	238,878
Analog Devices Inc.	2,413	233,144
Applied Materials Inc.	13,983	541,002
Broadcom Inc.	2,713	682,699
Intel Corp.	44,766	1,971,495
Lam Research Corp.	1,528	266,804
Marvell Technology Group Ltd.	9,861	219,900
Maxim Integrated Products Inc.	4,457	234,394
Micron Technology Inc.(a)	7,299	238,021
NVIDIA Corp.	6,370	862,880
QUALCOMM Inc.	9,683	647,018
Texas Instruments Inc.	12,848	1,340,175
Xilinx Inc.	2,321	237,462

		7,713,872

Software — 7.6%
Adobe Inc.(a)	5,276	1,429,268
Autodesk Inc.(a)	3,516	565,760
Cadence Design Systems Inc.(a)	4,822	306,534
Citrix Systems Inc.	2,357	221,841
Fortinet Inc.(a)	2,736	198,305
Intuit Inc.	3,643	891,989
Microsoft Corp.	73,182	9,051,150
Oracle Corp.	17,101	865,311
PTC Inc.(a)	2,572	216,202
Red Hat Inc.(a)	1,475	271,842
salesforce.com Inc.(a)	11,219	1,698,669
ServiceNow Inc.(a)	1,338	350,462
VMware Inc., Class A	1,413	250,073
Workday Inc., Class A(a)	1,163	237,392

		16,554,798

Specialty Retail — 2.3%
Best Buy Co. Inc.	8,200	513,894
Gap Inc. (The)	13,427	250,817

Security	Shares	Value
Specialty Retail (continued)
Home Depot Inc. (The)	11,672	$2,215,929
Lowe’s Companies Inc.	6,940	647,363
Ross Stores Inc.	2,374	220,758
Tiffany & Co.	5,094	453,926
TJX Companies Inc. (The)	8,723	438,680
Tractor Supply Co.	2,253	227,057

		4,968,424

Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	42,757	7,485,468
Dell Technologies Inc., Class C(a)	3,261	194,193
Hewlett Packard Enterprise Co.	41,416	568,228
HP Inc.	27,961	522,311

		8,770,200

Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	13,541	201,084
NIKE Inc., Class B	12,890	994,335
PVH Corp.	3,402	289,816
VF Corp.	5,569	455,990

		1,941,225

Trading Companies & Distributors — 0.2%
Fastenal Co.	7,242	221,533
WW Grainger Inc.	913	238,923

		460,456

Total Common Stocks — 99.7% (Cost: $214,347,284)		217,414,407

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(c)(d)(e)	961,024	961,409
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	206,773	206,773

		1,168,182

Total Short-Term Investments — 0.6% (Cost: $1,168,134)		1,168,182

Total Investments in Securities — 100.3% (Cost: $215,515,418)		218,582,589

Other Assets, Less Liabilities — (0.3)%		(574,327)

Net Assets — 100.0%		$218,008,262

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG MSCI USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	517,430	443,594	(a)	—	961,024	$961,409	$5,495	(b)	$57	$(8)
BlackRock Cash Funds: Treasury, SL Agency Shares	81,721	125,052	(a)	—	206,773	206,773	5,185		—	—
BlackRock Inc.	1,066	1,490		(349)	2,207	917,141	12,150		(19,453)	(57,105)
PNC Financial Services Group Inc. (The)(c)	3,164	4,529		(1,055)	6,638	N/A	13,874		(13,005)	5,274

						$2,085,323	$36,704		$(32,401)	$(51,839)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$217,414,407	$—	$—	$217,414,407
Money Market Funds	1,168,182	—	—	1,168,182

	$218,582,589	$—	$—	$218,582,589

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5